Cover	Aug. 07, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 07, 2020
Entity Registrant Name	GP Strategies Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	1-7234
Entity Tax Identification Number	52-0845774
Entity Address, Address Line One	70 Corporate Center
Entity Address, Address Line Two	11000 Broken Land Parkway, Suite 200,
Entity Address, City or Town	Columbia
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21044
City Area Code	(443)
Local Phone Number	367-9600
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	GPX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000070415
Amendment Flag	false